UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                              Date:    December 8, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the November 27, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  November 27, 2006

                                Table of Contents
Factor Report                                                                 3
Distribution Report                                                           4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     14
Realized Loss Group Report                                                   16


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858

                 J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         46626LFX3      717.41225119        42.78603112           3.64983482          46.43586594       674.62622008   5.550000%
A2         46626LFK1      349.48619769       110.51660618           1.72675304         112.24335923       238.96959150   5.390000%
A3         46626LFL9    1,000.00000000         0.00000000           5.05083334           5.05083334     1,000.00000000   5.510000%
A4         46626LFM7    1,000.00000000         0.00000000           5.14250010           5.14250010     1,000.00000000   5.610000%
M1         46626LFN5    1,000.00000000         0.00000000           5.23416658           5.23416658     1,000.00000000   5.710000%
M2         46626LFP0    1,000.00000000         0.00000000           5.26166671           5.26166671     1,000.00000000   5.740000%
M3         46626LFQ8    1,000.00000000         0.00000000           5.27083330           5.27083330     1,000.00000000   5.750000%
M4         46626LFR6    1,000.00000000         0.00000000           5.35333317           5.35333317     1,000.00000000   5.840000%
M5         46626LFS4    1,000.00000000         0.00000000           5.39000000           5.39000000     1,000.00000000   5.880000%
M6         46626LFT2    1,000.00000000         0.00000000           5.49083344           5.49083344     1,000.00000000   5.990000%
M7         46626LFU9    1,000.00000000         0.00000000           6.02250000           6.02250000     1,000.00000000   6.570000%
M8         46626LFV7    1,000.00000000         0.00000000           6.20583322           6.20583322     1,000.00000000   6.770000%
M9         46626LFW5    1,000.00000000         0.00000000           7.03083333           7.03083333     1,000.00000000   7.670000%
M10        46626LFY1    1,000.00000000         0.00000000           7.16833320           7.16833320     1,000.00000000   7.820000%
M11        46626LFZ8    1,000.00000000         0.00000000           7.16833302           7.16833302     1,000.00000000   7.820000%
P             N/A       1,000.00000000         0.00000000   3,659,584.80000000   3,659,584.80000000     1,000.00000000   0.000000%
TOTALS                    783.13101734        35.34570295           4.47764558          39.82334853       747.78531439
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C             N/A         791.58378898         0.00000000           0.33870228           0.33870228       757.52653182   0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                                  ENDING
             FACE             PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL          INTEREST            TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
A1       279,696,000.00    200,657,337.01    11,967,081.76     1,020,844.20    12,987,925.96       0.00      0.00   188,690,255.25
A2       203,526,000.00     71,129,527.87    22,493,002.79       351,439.14    22,844,441.93       0.00      0.00    48,636,525.08
A3       248,661,000.00    248,661,000.00             0.00     1,255,945.27     1,255,945.27       0.00      0.00   248,661,000.00
A4        25,395,000.00     25,395,000.00             0.00       130,593.79       130,593.79       0.00      0.00    25,395,000.00
M1        40,496,000.00     40,496,000.00             0.00       211,962.81       211,962.81       0.00      0.00    40,496,000.00
M2        36,953,000.00     36,953,000.00             0.00       194,434.37       194,434.37       0.00      0.00    36,953,000.00
M3        22,273,000.00     22,273,000.00             0.00       117,397.27       117,397.27       0.00      0.00    22,273,000.00
M4        20,248,000.00     20,248,000.00             0.00       108,394.29       108,394.29       0.00      0.00    20,248,000.00
M5        17,717,000.00     17,717,000.00             0.00        95,494.63        95,494.63       0.00      0.00    17,717,000.00
M6        16,198,000.00     16,198,000.00             0.00        88,940.52        88,940.52       0.00      0.00    16,198,000.00
M7        15,692,000.00     15,692,000.00             0.00        94,505.07        94,505.07       0.00      0.00    15,692,000.00
M8        14,174,000.00     14,174,000.00             0.00        87,961.48        87,961.48       0.00      0.00    14,174,000.00
M9        11,136,000.00     11,136,000.00             0.00        78,295.36        78,295.36       0.00      0.00    11,136,000.00
M10       12,149,000.00     12,149,000.00             0.00        87,088.08        87,088.08       0.00      0.00    12,149,000.00
M11       10,630,000.00     10,630,000.00             0.00        76,199.38        76,199.38       0.00      0.00    10,630,000.00
P                100.00            100.00             0.00       365,958.48       365,958.48       0.00      0.00           100.00
R                  0.00              0.00             0.00             0.00             0.00       0.00      0.00             0.00
TOTALS   974,944,100.00    763,508,964.88    34,460,084.55     4,365,454.14    38,825,538.69       0.00      0.00   729,048,880.33
-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      1,011,827,945.46    800,946,598.86             0.00       342,708.43       342,708.43       0.00      0.00   766,486,514.32
-----------------------------------------------------------------------------------------------------------------------------------


             J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  November 27, 2006

Dates:
Record Date                                                                                     11/24/06
Determination Date                                                                              11/15/06
Distribution Date                                                                               11/27/06

  Principal Funds Remitance Report
                                          Group 1        Group 2           Total
Scheduled Principal Payments           203,037.62     314,993.47      518,031.09
Principal Prepayments               10,826,522.76  21,414,820.42   32,241,343.18
Curtailments                            10,868.17      12,582.88       23,451.05
Cutailment Interest Adjustments             19.03         -75.57          -56.54
Repurchased Principal Amounts          110,121.19           0.00      110,121.19
Substitution Principal Amounts               0.00           0.00            0.00
Net Liquidation Proceeds               516,243.27     182,143.57      698,386.84
Other Principal Adjustments                  0.00           0.00            0.00
Non Recoverable Prin Advances            2,234.73          41.15        2,275.88
Total Principal Remitance Amount    11,664,577.31  21,924,423.62   33,589,000.93

 Interest Funds Remitance Report
                                         Group 1         Group 2           Total
Scheduled Gross Interest            1,856,183.17    3,193,816.11    5,049,999.28
Servicing Fees                        122,664.98      211,062.69      333,727.67
Trustee Fees                              735.96        1,266.37        2,002.33
Custodian Fees                            490.66          844.25        1,334.91
Trust Oversight Manager Fees            3,679.95        6,331.88       10,011.83
Non Recoverable Interest Advances      24,581.06          399.79       24,980.85
Interest Adjust From Prior Periods          0.00            0.00            0.00
Total Interest Remitance Amount     1,704,030.56    2,973,911.13    4,677,941.69

 Prepayment Penalties Report
       Number of Loans Prepaid with    Balance of Loans Prepaid with   Amount of Prepayment
        Respect to which Prepayment     Respect to which Prepayment    Penalties Collected
         Penalties were Collected         Penalties were Collected
Group 1            22                      4,368,415.08                    114,200.19
Group 2            46                      8,892,341.79                    251,758.29
Total              68                     13,260,756.87                    365,958.48

Collateral Pool Detail
            Beginning Number        Ending Number         Beginnning             Ending
                    of Loans             of Loans          Aggregate          Aggregate
                 Outstanding          Outstanding       Loan Balance       Loan Balance
Group 1                1,694                1,621     294,396,067.75     282,031,557.63
Group 2                2,307                2,196     506,550,531.11     484,454,956.69
Total                  4,001                3,817     800,946,598.86     766,486,514.32

 Advance Reporting
                   Current              Aggregate
                  Advances               Advances
Group 1               0.00                   0.00
Group 2               0.00                   0.00
Total                 0.00                   0.00

  Pooled Weighted Average Remaining Terms and Net Mortgage Rates
                   Weighted Average    Weighted Average
                     Remaining Term        Net Mortgage
                        to Maturity                Rate
Group 1                      346.75            7.04607%
Group 2                      346.40            7.04604%
Total                        346.53            7.04605%

     Delinquent Mortgage Loans
              Group 1
              Category            Number   Principal Balance     Percentage
              1 Month               71         12,286,185.09          4.36%
              2 Month               25          4,669,077.91          1.66%
              3 Month                8            553,968.00          0.20%
               Total                104        17,509,231.00          6.21%
     Delinquent Mortgage Loans
              Group 2
              Category            Number   Principal Balance     Percentage
              1 Month               120        26,661,898.91          5.50%
              2 Month               43         10,252,769.82          2.12%
              3 Month               19          1,251,286.81          0.26%
               Total                182        38,165,955.54          7.88%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                                  Bankruptcies
      Group Number     Number of Loans  Principal Balance   Percentage
              1               14            1,983,026.80         0.70%
              2               25            4,988,977.40         1.03%
         Total                39            6,972,004.20         0.91%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                    223,735.24
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                          13
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                     1,759,291.56
Total Number of Bankruptcy Loans                                                                  14
Total Principal Balance of Bankruptcy Loans                                             1,983,026.80

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        5
Principal Balance of Bankruptcy Loans that are Current                                  1,286,823.53
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                         39,629.28
Number of Bankruptcy Loans that are 3+ Months Delinquent                                          19
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                     3,662,524.59
Total Number of Bankruptcy Loans                                                                  25
Total Principal Balance of Bankruptcy Loans                                             4,988,977.40


                           Foreclosures
   Group Number    Number of Loans  Principal Balance   Percentage
           1              89           14,505,053.28         5.14%
           2             117           32,740,175.29         6.76%
      Total              206           47,245,228.57         6.16%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                        459,376.71
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       177,973.15
Number of Foreclosure Loans that are 3+ Months Delinquent                                         87
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   13,867,703.42
Total Number of Foreclosure Loans                                                                 89
Total Principal Balance of Foreclosure Loans                                           14,505,053.28

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       297,271.09
Number of Foreclosure Loans that are 3+ Months Delinquent                                        116
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   32,442,904.20
Total Number of Foreclosure Loans                                                                117
Total Principal Balance of Foreclosure Loans                                           32,740,175.29

                                 REO Properties
    Group Number     Number of Loans      Principal Balance     Percentage
             1              24                 3,817,082.11          1.35%
             2              23                 6,522,166.31          1.35%
        Total               47                10,339,248.42          1.35%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                 24
Principal Balance of REO Loans that are 3+ Months Delinquent                            3,817,082.11
Total Number of REO Loans                                                                         24
Total Principal Balance of REO Loans                                                    3,817,082.11

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                 23
Principal Balance of REO Loans that are 3+ Months Delinquent                            6,522,166.31
Total Number of REO Loans                                                                         23
Total Principal Balance of REO Loans                                                    6,522,166.31


REO Property Scheduled Balance
    Group Number    Loan Number          REO Date     Schedule Principal Balance
          1          1000279041         01/01/2006                60,741.93
          1          1000279046         01/01/2006                66,994.72
          1          1000281864         04/01/2006               260,872.46
          1          1000282312         12/01/2005               149,121.55
          1          1000283189         11/01/2005               349,230.01
          1          1000283324         12/01/2005               320,021.17
          1          5000171540         11/01/2005               219,152.16
          1          5000172276         03/01/2006                71,300.37
          1          5000174435         11/01/2005                65,940.64
          1          5000174848         11/01/2005               102,793.15
          1          5000177536         05/01/2006                51,005.77
          1          5000180727         03/01/2006                98,062.57
          1          5000182567         12/01/2005               210,274.95
          1          6000175624         12/01/2005               198,035.16
          1          6000182582         01/01/2006               109,328.10
          1          6000182717         12/01/2005               218,598.34
          1          6000184892         12/01/2005               111,502.72
          1          6000185376         02/01/2006               151,006.62
          1          6000186225         11/01/2005               147,526.01
          1          6000188608         02/01/2006                58,811.61
          1          6000188659         04/01/2006               147,860.71
          1          7000168179         01/01/2006               379,398.59
          1          7000168471         01/01/2006               158,317.81
          1          7000169120         05/01/2006               111,184.99
          2          1000279265         11/01/2005               465,481.09
          2          1000279593         12/01/2005               495,548.93
          2          1000282143         11/01/2005               301,197.53
          2          5000172495         01/01/2006               125,899.78
          2          5000174303         12/01/2005               370,194.76
          2          5000175215         03/01/2006               210,961.27
          2          5000175306         01/01/2006               192,369.23
          2          5000178463         01/01/2006                91,473.55
          2          5000180970         02/01/2006               210,211.35
          2          5000181163         01/01/2006               406,565.44
          2          5000181933         01/01/2006                58,811.96
          2          6000001295         03/01/2006               112,647.39
          2          6000179702         04/01/2006               110,031.01
          2          6000182784         02/01/2006               110,139.11
          2          6000184762         12/01/2005               110,462.08
          2          6000185453         11/01/2005               426,469.18
          2          6000187226         01/01/2006               175,363.34
          2          7000167903         02/01/2006               566,325.32
          2          7000168733         01/01/2006               435,120.24
          2          7000168905         12/01/2005               716,591.20
          2          7000169410         12/01/2005               588,878.26
          2          7000170403         11/01/2005               186,804.64
          2          7000171382         02/01/2006                54,619.65
        Total                                                 10,339,248.42

     Principal Payoffs by Group occured in this Distribution
Group Number    Number of Loans            Principal Balance  Percentage
         1             0                       12,150,585.28       4.31%
         2             0                       21,768,073.64       4.49%
    Total              0                       33,918,658.92       4.43%

                    Realized Loss Group Report
   Group Number   Current Loss      Cumulative Loss  Ending Balance   Balance of Liquidated Loans   Net Liquidation Proceeds
         1             697,698.06      1,685,240.40  282,031,557.63                  667,721.17               516,243.27
         2             171,109.65        191,709.67  484,454,956.69                  900,500.38               182,143.57
       TOTAL           868,807.71      1,876,950.07  766,486,514.32                1,568,221.55               698,386.84

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                      868,807.71
Group 1                                                                                             697,698.06
Group 2                                                                                             171,109.65

Cumulative Realized Losses - Reduced by Recoveries                                                1,876,950.07
Group 1                                                                                           1,685,240.40
Group 2                                                                                             191,709.67

Current Applied Losses                                                                                    0.00
Cumulative Applied Losses                                                                                 0.00

Trigger Event                                                                                               NO
TEST I - Trigger Event Occurrence                                                                          YES
(Is Delinquency Percentage > 31.75% of Senior Enhancement percentage ?)
Delinquency Percentage                                                                               10.60470%
31.75% of Senior Enhancement percentage                                                              10.53102%
OR
TEST II - Trigger Event Occurrence                                                                          NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                  0.18550%
Required Cumulative Loss %                                                                            0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                            37,437,633.98
Ending Overcollateralization Amount                                                              37,437,633.98
Ending Overcollateralization Deficiency                                                                   0.00
Overcollateralization Release Amount                                                                      0.00
Monthly Excess Interest                                                                             727,992.15
Payment to Class C                                                                                  342,708.43
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                          0.00
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Interest Carryforward Amount Paid This Period                                                             0.00
Class A-1                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-4                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Swap Account:
Net Swap Payment Due                                                                                      0.00
Net Swap Payment Paid                                                                                     0.00
Net Swap Receipt Due                                                                                535,346.03

Beginning Balance                                                                                     1,000.00
Additions to the Swap Account                                                                       535,346.03
Withdrawals from the Swap Account                                                                   535,346.03
Ending Balance                                                                                        1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                     1,000.00
Additions to the Basis Risk Reserve Fund                                                                  0.00
Divident Earnings on the Basis Risk Reserve Fund                                                          0.00
Withdrawals from the Basis Risk Reserve Fund                                                              0.00
Ending Balance                                                                                        1,000.00

Interest Accrual Period:
Start Date                                                                                    October 25, 2006
End Date                                                                                     November 27, 2006
Number of Days in Accrual Period                                                                            33

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                             2,366.27
Class M-8                                                                                             4,735.93
Class M-9                                                                                            12,908.05
Class M-10                                                                                           15,752.73
Class M-11                                                                                           13,783.15

Interest Carryover Amount Paid This Period
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                             2,366.27
Class M-8                                                                                             4,735.93
Class M-9                                                                                            12,908.05
Class M-10                                                                                           15,752.73
Class M-11                                                                                           13,783.15

Remaining Interest Carryover Amount
Class A-1                                                                                                 0.00
Class A-2                                                                                                 0.00
Class M-1                                                                                                 0.00
Class A-3                                                                                                 0.00
Class A-4                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                             0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                      0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                     0.00
Prepayment Interest Shortfall Allocated to Class C                                                        0.00

Total Relief Act Interest Shortfall occured this distribution                                           345.20

Relief Act Interest Shortfall Allocated to Class A-1                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                      0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                     0.00
Relief Act Interest Shortfall Allocated to Class C                                                      345.20

Available Net Funds Cap to Libor Certificates                                                         6.405497

One-Month LIBOR for Such Distribution Date                                                            5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                             5.550000
Class A-2                                                                                             5.390000
Class A-3                                                                                             5.510000
Class A-4                                                                                             5.610000
Class M-1                                                                                             5.710000
Class M-2                                                                                             5.740000
Class M-3                                                                                             5.750000
Class M-4                                                                                             5.840000
Class M-5                                                                                             5.880000
Class M-6                                                                                             5.990000
Class M-7                                                                                             6.570000
Class M-8                                                                                             6.770000
Class M-9                                                                                             7.670000
Class M-10                                                                                            7.820000
Class M-11                                                                                            7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Deferred Amount Paid This Period                                                                          0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00
Deferred Amount Occured This Period                                                                       0.00
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00

Remaining Deferred Amount
Class M-1                                                                                                 0.00
Class M-2                                                                                                 0.00
Class M-3                                                                                                 0.00
Class M-4                                                                                                 0.00
Class M-5                                                                                                 0.00
Class M-6                                                                                                 0.00
Class M-7                                                                                                 0.00
Class M-8                                                                                                 0.00
Class M-9                                                                                                 0.00
Class M-10                                                                                                0.00
Class M-11                                                                                                0.00



Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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